Other income (Tables)	12 Months Ended
Dec. 31, 2015
Other income [Abstract]
Schedule of other income
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Government grants	25,356	5,570	79,541
Others	1,722	749	2,759

Total	27,078	6,319	82,300